Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities

6. Other Current Liabilities

	December 31,
	2010	2011
	RMB
Payable for property and equipment	12,317	9,752
Accrued utility costs	3,976	6,198
Other taxes payable	6,639	10,247
Accrued professional fees	1,742	762
Advance receipts from depositary bank	436	471
Deferred Rent-current	424	758
Prepaid subscription-current	1,551	255
Deferred income taxes liability- current	183	—
Outstanding Reimbursement	1,687	3,929
Other	2,058	2,406

	31,013	34,778